Other Receivables, Deposits and Prepayments (Details) - Schedule of Other Receivables, Deposits and Prepayments - Other receivables [Member] - MYR (RM)	Jun. 30, 2023	Jun. 30, 2022
Other Receivables, Deposits and Prepayments (Details) - Schedule of Other Receivables, Deposits and Prepayments [Line Items]
Other receivables	RM 305,138
Deposits	5,023,150	5,022,000
Prepayments	193,135	8,699
Other receivables, gross	5,521,423	5,030,699
Less : Impairment	(50,847)
Other receivables	RM 5,470,576	RM 5,030,699